SHARE CAPITAL	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
SHARE CAPITAL [Text Block]
13.	SHARE CAPITAL

a)	Authorized

The authorized share capital of the Company consists of unlimited number of common shares and unlimited number of preference shares, issuable in series, with no par value. All shares issued are fully paid.

The holders of common shares are entitled to receive notice of and to attend all meetings of the shareholders of the Company and shall have one vote for each common share held at all meetings of shareholders of the Company, except for meetings at which only holders of another specified class or series of shares are entitled to vote separately as a class or series. Subject to the prior rights of the holders of the preference shares or any other share ranking senior to the common shares, the holders of the common shares are entitled to (a) receive any dividend as and when declared by the board of directors, out of the assets of the Company properly applicable to payment of dividends, in such amount and in such form as the board of directors may from time to time determine, and (b) receive the remaining property of the Company in the event of any liquidation, dissolution or winding up of the Company.

The Company may issue preference shares at any time and from time to time in one or more series with designations, rights, privileges, restrictions and conditions fixed by the board of directors. The preference shares of each series are ranked on parity with the preference shares of every series and are entitled to priority over the common shares and any other shares of the Company ranking junior to the preference shares, with respect to priority in payment of dividends and the return of capital and the distribution of assets of the Company in the event of liquidation, dissolution or winding up of the Company.

b)	Issued share capital

In February 2015, the Company closed a non-brokered private placement of 8,000,000 common shares of the Company at a price of Cdn$0.06 per share for proceeds to the Company of Cdn$480,000. In March 2015, the Company closed a non- brokered private placement of 3,000,000 common shares of the Company at a price of Cdn$0.06 per share for proceeds to the Company of Cdn$180,000. Arnold T. Kondrat, President, Chief Executive Officer and a director of the Company, purchased 3,500,000 of the shares issued under the February 2015 private placement and 500,000 of the shares under the March 2015 private placement.

In February 2016, the Company closed a non-brokered private placement of 67,000,000 common shares of the Company at a price of Cdn$0.015 per share for gross proceeds of Cdn$1,005,000 (the "Offering"). Arnold T. Kondrat, President, Chief Executive Officer and a director of the Company, acquired 60,000,000 of the shares issued under the Offering. Mr. Kondrat currently holds 74,300,818 (or 46.82%) of the outstanding common shares of the Company. A portion of the proceeds of the Offering were used to repay short term, non-interest bearing loans totalling Cdn$825,000 provided to the Company by Mr. Kondrat.

In June 2016, the Company closed a non-brokered private placement of 1,750,000 units of the Company at a price of Cdn$0.12 per unit for gross proceeds of Cdn$210,000. Each such unit was comprised of one common share of the Company and one-half of one warrant of the Company, with each full warrant entitling the holder to purchase one common share of the Company at a price of Cdn$0.18 for a period of two years.

In February 2017, the Company closed a non-brokered private placement of 4,000,000 units of the Company at a price of Cdn$0.12 per unit for gross proceeds of Cdn$480,000. Each such unit was comprised of one common share of the Company and one-half of one warrant of the Company, with each full warrant entitling the holder to purchase one common share of the Company at a price of Cdn$0.18 for a period of two years. Also in February 2017, the Company closed a second non-brokered private placement of 1,500,000 units of the Company at a price of Cdn$0.13 per unit for gross proceeds of Cdn$195,000. Each such unit was comprised of one common share of the Company and one-half of one warrant of the Company, with each full warrant entitling the holder to purchase one common share of the Company at a price of Cdn$0.18 for a period of two years.

As of December 31, 2017, the Company had issued and outstanding 158,689,732 common shares (December 31, 2016 – 153,189,732) and no preference shares are issued and outstanding.

c)	Common share purchase warrants

As at December 31, 2017, the Company had outstanding 3,625,000 (December 31, 2016 – 875,000) common share purchase warrants. No warrants were forfeited or cancelled during the year ended December 31, 2017 (year ended December 31, 2016 – nil). The common share purchase warrants are classified as a liability because they are a derivative financial instrument due to their exercise price differing from the functional currency of the Company. The common share purchase warrants are re-valued at year and period end, with a gain or loss reported on the consolidated statement of comprehensive loss. During the year ended December 31, 2017, the Company recognized in the consolidated statement of comprehensive loss a gain of $314,317 (2016 – loss of $6,452) representing the change in fair value on this derivative financial instrument. The following table summarizes the Company’s common share purchase warrants outstanding as at December 31, 2017:

		Granted							Remaining
	Opening	during			Closing	Exercise	Exercise period		contractual life
Date of Grant	Balance	period	Exercised	Expired	Balance	Price	(months)	Expiry Date	(months)
29/06/2016	875,000	-	-	-	875,000	$0.18	24	29/06/2018	6
03/02/2017	-	2,000,000	-	-	2,000,000	$0.18	24	03/02/2019	13
28/02/2017	-	750,000	-	-	750,000	$0.18	24	28/02/2019	14
	875,000	2,750,000	-	-	3,625,000

The value of the warrants was calculated using the Black-Scholes model and the assumptions at grant date and period end date were as follows:

(i)

Risk-free interest rate: 0.48% - 1.66%, which is based on the Bank of Canada benchmark bonds yield 2 year rate in effect at the time of grant for bonds with maturity dates at the estimated term of the warrants

(ii)	Expected volatility: 112.46% - 179.41%, which is based on the Company’s historical stock prices
(iii)	Expected life: 1 - 2 years
(iv)	Expected dividends: $Nil

d)	Loss per share

Loss per share was calculated on the basis of the weighted average number of common shares outstanding for the year ended December 31, 2017 amounting to 158,074,664 (year ended December 31, 2016 – 142,123,979) common shares. The diluted weighted average number of common shares outstanding for the year ended December 31, 2017 amounted to 158,074,664 (year ended December 31, 2016 - 142,123,979) common shares. During the year ended December 31, 2017, fully diluted earnings per share calculated by adding 2,400,000 (December 31, 2016 – 3,215,000) common shares related to stock options and 3,625,000 common share purchase warrants were the same as the basic earnings per share because they were anti-dilutive.